Property, Plant and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Buildings	$ 93,913	$ 93,913
Machinery and equipment	121,070	92,202
Leasehold improvements	20,550	22,886
Furniture and fixtures	4,837	3,768
Automobiles	621	943
Tools and molds	752	337
Total	241,743	214,049
Less: accumulated depreciation	(117,492)	(129,355)
Property Plant And Equipment Excluding Construction In Progress, Total	124,251	84,694
Construction in progress	27,304	52,699
Net book value	$ 151,555	$ 137,393